Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions are eliminated upon consolidation. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with US GAAP, have been omitted pursuant to those rules and regulations. The unaudited interim financial information should be read in conjunction with the audited financial statements and the notes thereto, included in the registration statements for the fiscal years ended December 31, 2024 and 2023.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair statement of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2024. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of the results for the full year.

(b)	Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported periods in the unaudited condensed consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s unaudited condensed consolidated financial statements include, but not limited to, the allowance for receivable, the recoverability of long-lived assets and accounting for deferred income taxes and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

(c)	Credit losses

On January 1, 2023, the Group adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments — Credit Losses” (Topic 326). Measurement of Credit Losses on Financial Instruments,” by using an aging schedule method in combination with current situation adjustment, which replaces the previous incurred loss impairment model. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.

The Group’s accounts receivable, amounts due from related parties, and deposits, other receivables which are included prepaid expenses and other current assets line item in the balance sheet are within the scope of ASC Topic 326. The Group uses an aging schedule method in combination with current situation adjustment, to determine the loss rate of receivable balances and evaluate the expected credit losses on an individual basis. When establishing the loss rate, the Group makes the assessment based on various factors, including aging of receivable balances, historical experience, credit-worthiness of debtor, current economic conditions, reasonable and supportable forecasts of future economic, and other factors that may affect the Group’s ability to collect from the debtors. The Group also applies current situation adjustment to provide specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

(d)	Accounts receivable, net

Accounts receivable, net is stated at the original amount less an allowance for doubtful receivable. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. Allowance for doubtful receivables were $18,913 and $10,265 as of June 30,2025 and December 31,2024, respectively.

(e)	Non-employee share-based compensation

The Group accounts for share-based compensation granted to non-employees in accordance with ASC 718, Compensation—Stock Compensation, as amended by ASU 2018-07. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s grants of share-based awards were classified as equity awards and are measured at fair value on the grant date, which is generally based on the closing market price of the Company’s common stock on that date. The grant-date fair value is recognized as expense over the requisite service period of two-years on a straight-line basis.

For awards that are fully vested and non-forfeitable at the grant date but relate to services to be provided in future periods, the grant-date fair value is recorded as a prepaid expense within prepaid expenses and other current assets, and other non-current assets and amortized to expense over the period in which the services are performed.

(f)	Revenue recognition

The Group recognized its revenue under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle underlying the revenue recognition of ASC606 allows the Group to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Group expects to be entitled in such exchange. This will require the Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Group applies five-step model to recognize revenue from customer contracts. The five-step model requires the Group to (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur; (iv) allocate the transaction price to the respective performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies the performance obligation.

The Group derives its revenues principally from providing business consulting service and IT customization service.

Revenue recognition policies for each type of revenue stream are as follows:

Business consulting

The Group provides a wide range of business consulting services to customers of various industries, from business strategy advisory, to design of business workflows and processes, brand and reputation, as well as digital marketing in achieving organization objectives such as enhancing cost efficiency, productivity and customer experience etc.

The Group provides a series of business consulting services which is interrelated as one promise to support the customers to achieve brand strategy and marketing strategy development. No variable consideration, significant financing component, or non-cash payment is identified in the arrangements for transaction price with the customers. The revenue is recognized at a point in time when the legal title and control of the service has been transferred, being when the project solution is delivered, and accepted by the customer, there is no unfulfilled obligation that could affect the customers’ acceptance of the products and services, and it is highly probable that a significant reversal will not occur. There is no significant returns, refund and other similar obligations during each reporting period.

IT customization

The Group offers IT customization services in providing customer comprising tailored made IT solutions or the packaged software solutions in meeting the customer’s objectives. It covers end-to-end solutions including IT consultancy, design of the system architecture, planning and design of the solution, implementation, quality assurance as well as maintenance support services.

IT consulting

The Group provides a series of IT consulting service which is interrelated as one promise to develop customized software solutions.

The contract payment is made by the customers as agreed in the contract, and no variable consideration, significant financing component, or non-cash payment is identified in the arrangements for transaction price with the customers. The revenue is recognized at a point in time when the customized software solution is successfully completed, delivered and accepted by customers. There is no significant returns, refund and other similar obligations during each reporting period.

Management software

The Group offers a range of management software solutions to customers via an annual subscription-based model, support services are generally included in the subscription. The Group also provides initial setup and training services to customers before their software subscription. The Group has identified that the nature of one overall promise to customers as the provision of a software solution comprising the one-year subscription of software in a cloud-based infrastructure hosted by the Group, well set-up and implemented with a session of training, which is needed to allow the customer to access the software functionality, and has accounted for the promise as one combined performance obligation.

The customer simultaneously received and consumed the benefits provided by the Group during the contract period. Thus, revenue from management software is recognized over time on a ratable basis over one year, starting from the date that the software is made available to the customers.

The contract payment is made by the customers in advance, and not subject to any variable consideration, refund, cancellation or termination provision. No significant financing component, noncash payment identified in the arrangements with customers.

Others

The Group also generates revenue from selling event tickets on behalf of merchants in its own platform. The Group identifies one performance obligation in this business, which is to transfer control of an event ticket on behalf of merchants to a ticker buyer once an order has been confirmed. Payment from the ticket buyers is typically due upon order confirmation or delivery of the tickets.

The Group acts as an agent and recognizes revenue on a net basis at a point in time when the delivery of the ticket is in place, as the Group is not responsible for transferring the ticket service to the customer, and the Group does not bear any inventory risk.

Disaggregation of revenues

The following tables illustrates the disaggregation of revenue by revenue stream for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025	2024
Business consulting service	$-	$111,318
IT customization	22,106	265,649
(i) IT consulting	17,096	-
(ii) Management software	5,010	265,649
Others	14,506	1,872
Total revenues	$36,612	$378,839

The following tables illustrates the disaggregation of revenue by timing of revenue recognition for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025	2024
Timing of revenue recognition
At a point in time	$31,602	$113,190
Over time	5,010	265,649
Total	$36,612	$378,839

Contract balances

When the Group begins to deliver the products or services pursuant to the performance obligations in the contract, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment.

The contract assets consist of accounts receivable and contract costs. Accounts receivable represent revenue recognized for the amounts invoiced when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract costs are deferred for the contract preparation and will be recognized as cost of revenues when goods or services are transferred to customers. The Group recognized incremental commission costs of obtaining management software contracts with customers and incurred costs to fulfill service contract before service is provided to a customer as contract asset and amortized to cost in a pattern that matches the timing of the revenue recognition of the related contract. The Group’s contract assets were $159,247 and $138,740 as of June 30, 2025 and December 31, 2024, respectively. The cost recognized for the six months ended June 30, 2025 and for the year ended December 31, 2024 that was included in the contract asset balance at the beginning of the period were $848 and $310,271, respectively.

The contract liabilities consist of deferred revenue, which represents the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all the Group’s revenue recognition criteria are met. Contract assets and contract liabilities are reported in a net position on an individual contract basis at the end of each reporting period. The Group’s deferred revenue was $543,849 and $409,654 as of June 30, 2025 and December 31, 2024, respectively. The revenue recognized for the six months ended June 30, 2025 and for the year ended December 31, 2024 that was included in the contract liability balance at the beginning of the period were $689 and $331,204, respectively. All unsatisfied performance obligation will be performed within the next twelve months and no significant financing component is involved.

Other than accounts receivable and deferred revenue, the Group had no other material contract assets or contract liabilities recorded on its unaudited condensed consolidated balance sheets as of June 30, 2025 and December 31, 2024.

(g)	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management estimated that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets as of June 30, 2025 and December 31, 2024. Thus, management decided to record all of the valuation allowance. Valuation allowance amounted to $3,244,738 and $2,297,022 as of June 30, 2025 and December 31, 2024, respectively. While the Group consider the facts above, our projections of future income qualified tax-planning strategies may be changed due to the macroeconomic conditions and our business development. The deferred tax assets could be utilized in the future years if we make profits in the future, the valuation allowance shall be reversed.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for six months ended June 30, 2025 and 2024, respectively. The Group will recognize interest and penalties, if any, related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties will be included on the related tax liability line in the consolidated balance sheet.

The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

(h)	Foreign currency transactions and translations

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated statements of operations and comprehensive loss.

The reporting currency of the Group is United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. The Group’s subsidiaries in Singapore conduct their businesses and maintain its books and record in the local currency, Singapore Dollars (“SGD”), as their functional currency.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income (loss) within the statements of changes in equity (deficit). Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of June 30,	As of December 31,
	2025	2024
Balance sheet items, except for equity accounts	1.2719	1.3662

	For the six months ended June 30,
	2025	2024
Items in the statements of operations and comprehensive loss, and statements of cash flow	1.3237	1.3475

Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(i)	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Group does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group’s financial statements may not be comparable to companies that comply with public company effective dates.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The intent of ASU 2023-09 is to improve the disclosures around a company’s rate reconciliation information and certain types of income taxes companies are required to pay. Specifically, these new disclosure requirements will provide more transparency regarding income taxes companies pay in the United States and other countries, along with more disclosure around a company’s rate reconciliation, among other new disclosure requirements, such that users of financial statements can get better information about how the operations, related tax risks, tax planning and operational opportunities of companies affect their effective tax rates and future cash flow prospects. ASU 2023-09 is effective for annual fiscal years beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2023-09 should be applied on a prospective basis, although retrospective application is permitted. The Group is currently evaluating the impact that the adoption of these standards will have on its unaudited condensed Consolidated Financial Statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Group is currently evaluating the impact that the adoption of these standards will have on its unaudited condensed Consolidated Financial Statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.